Film Obligations and Production Loans	12 Months Ended
Mar. 31, 2018
Film Obligations And Production Loans [Abstract]
Film Obligations And Production Loans
Film Obligations and Production Loans

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Film obligations	$146.7	$129.9
Production loans	352.9	353.8
Total film obligations and production loans	499.6	483.7
Unamortized debt issuance costs	(0.4)	(0.5)
Total film obligations and production loans, net	499.2	483.2
Less current portion	(327.9)	(367.2)
Total non-current film obligations and production loans	$171.3	$116.0

The following table sets forth future annual repayment of film obligations and production loans as of March 31, 2018:

	Year Ended March 31,
	2019	2020	2021	2022	2023	Thereafter	Total
	(Amounts in millions)
Film obligations	$104.5	$37.6	$1.7	$1.5	$1.1	$—	$146.4
Production loans	223.4	129.5	—	—	—	—	352.9
	$327.9	$167.1	$1.7	$1.5	$1.1	$—	$499.3
Less imputed interest on film obligations and debt issuance costs on production loans							(0.1)
							$499.2

Film Obligations
Film obligations include minimum guarantees and accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Company has acquired or licensed and certain theatrical marketing obligations for amounts received from third parties that are contractually committed for theatrical marketing expenditures associated with specific titles.
Production Loans
Production loans represent individual loans for the production of film and television programs that the Company produces. The majority of production loans have contractual repayment dates either at or near the expected completion date, with the exception of certain loans containing repayment dates on a longer term basis, and incur interest at rates ranging from 4.24% to 4.99%.